Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	21 Months Ended	50 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Jan. 18, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Aug. 18, 2020
C000220930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,521	$ 11,521	$ 11,521		$ 10,705		$ 9,718		$ 10,182			$ 9,365	$ 10,145	$ 11,303	$ 10,884	$ 9,803	$ 10,000
Average Annual Return, Percent	18.55%		3.42%
C000220931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 11,409	11,409	$ 11,409		10,606		9,645		10,119			9,318	10,096	11,272	10,859	9,800	10,000
Average Annual Return, Percent	18.30%		3.18%
C000220929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,545	11,545	$ 11,545		10,724		9,734		10,196			9,375	10,153	11,309	10,888	9,804	10,000
Average Annual Return, Percent	18.60%		3.48%
C000220934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,444	15,444	$ 15,444		13,888		11,708		12,058			10,739	11,842	13,501	12,555	9,627	10,000
Average Annual Return, Percent	31.91%		10.89%
C000220932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,286	15,286	$ 15,286		13,763		11,615		11,973			10,685	11,798	13,456	12,537	9,615	10,000
Average Annual Return, Percent	31.60%		10.62%
C000220933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,471	15,471	$ 15,471		13,922		11,727		12,074			10,751	11,852	13,509	12,558	9,628	10,000
Average Annual Return, Percent	31.92%		10.93%
C000220938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,731	12,731	$ 12,731		11,770		10,450		10,869			9,907	10,777	12,117	11,530	9,745	10,000
Average Annual Return, Percent	21.83%		5.91%
C000220939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 12,602	12,602	$ 12,602		11,660		10,364		10,789			9,855	10,736	12,084	11,512	9,732	10,000
Average Annual Return, Percent	21.59%		5.65%
C000220940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,757	12,757	$ 12,757		11,794		10,470		10,886			9,920	10,788	12,124	11,533	9,745	10,000
Average Annual Return, Percent	21.84%		5.96%
C000220941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,521	13,521	$ 13,521		12,380		10,855		11,279			10,209	11,151	12,572	11,861	9,706	10,000
Average Annual Return, Percent	24.57%		7.44%
C000220942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 13,380	13,380	$ 13,380		12,270		10,774		11,199			10,149	11,111	12,540	11,845	9,703	10,000
Average Annual Return, Percent	24.19%		7.17%
C000220943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 13,554	13,554	$ 13,554		12,400		10,871		11,294			10,221	11,160	12,578	11,874	9,706	10,000
Average Annual Return, Percent	24.68%		7.50%
C000220944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,360	14,360	$ 14,360		13,112		11,285		11,602			10,435	11,459	12,968	12,162	9,666	10,000
Average Annual Return, Percent	27.24%		8.99%
C000220946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 14,210	14,210	$ 14,210		12,994		11,188		11,517			10,380	11,414	12,932	12,146	9,664	10,000
Average Annual Return, Percent	27.01%		8.71%
C000220945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 14,385	14,385	$ 14,385		13,135		11,303		11,616			10,445	11,466	12,973	12,166	9,667	10,000
Average Annual Return, Percent	27.26%		9.03%
C000220948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,914	14,914	$ 14,914		13,488		11,516		11,880			10,635	11,710	13,307	12,410	9,637	10,000
Average Annual Return, Percent	29.51%		9.97%
C000220947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 14,756	14,756	$ 14,756		13,372		11,430		11,806			10,581	11,654	13,270	12,387	9,634	10,000
Average Annual Return, Percent	29.09%		9.69%
C000220949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 14,951	14,951	$ 14,951		13,522		11,535		11,896			10,647	11,720	13,314	12,414	9,637	10,000
Average Annual Return, Percent	29.62%		10.04%
C000220951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,277	15,277	$ 15,277		13,777		11,659		12,018			10,713	11,823	13,468	12,532	9,627	10,000
Average Annual Return, Percent	31.03%		10.60%
C000220950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,124	15,124	$ 15,124		13,646		11,559		11,937			10,672	11,772	13,425	12,516	9,624	10,000
Average Annual Return, Percent	30.84%		10.34%
C000220952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,315	15,315	$ 15,315		13,802		11,679		12,035			10,725	11,832	13,476	12,536	9,628	10,000
Average Annual Return, Percent	31.14%		10.67%
C000220955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,412	15,412	$ 15,412		13,864		11,693		12,043			10,736	11,836	13,500	12,552	9,627	10,000
Average Annual Return, Percent	31.80%		10.83%
C000220953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,256	15,256	$ 15,256		13,742		11,606		11,968			10,703	11,792	13,465	12,535	9,614	10,000
Average Annual Return, Percent	31.45%		10.56%
C000220954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,439	15,439	$ 15,439		13,888		11,712		12,060			10,748	11,846	13,507	12,566	9,628	10,000
Average Annual Return, Percent	31.82%		10.88%
C000220956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,408	15,408	$ 15,408		13,857		11,692		12,041			10,730	11,833	13,501	12,554	9,627	10,000
Average Annual Return, Percent	31.78%		10.83%
C000220958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,249	15,249	$ 15,249		13,731		11,595		11,954			10,669	11,783	13,462	12,539	9,615	10,000
Average Annual Return, Percent	31.52%		10.55%
C000220957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,443	15,443	$ 15,443		13,890		11,709		12,056			10,741	11,841	13,508	12,567	9,628	10,000
Average Annual Return, Percent	31.89%		10.89%
C000244506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,407	$ 10,407	$ 10,407	$ 10,376	9,913	$ 10,183	9,383	$ 9,855	10,013	$ 9,951	$ 10,000
Average Annual Return, Percent	10.92%	2.26%
C000244507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 10,426	$ 10,426	10,426	10,389	9,923	10,184	9,379	9,860	10,016	9,952	10,000
Average Annual Return, Percent	11.17%	2.37%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,374	$ 10,374	$ 10,374	$ 10,348	9,850	$ 10,156	9,384	$ 9,846	9,997	$ 9,948	$ 10,000	8,338	8,953	9,889	9,786	9,937	10,000
Average Annual Return, Percent	10.55%	2.08%	(1.84%)
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 17,707	$ 17,707	$ 17,707		15,518		12,794		12,583			11,622	12,345	13,917	12,545	9,709	10,000
Average Annual Return, Percent	38.40%		14.57%
MSCI USA S000069122 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	38.40%		14.57%
LifePath ESG Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index Retirement Fund Custom Benchmark
Account Value	$ 11,576	11,576	$ 11,576		10,759		9,741		10,217			9,408	10,209	11,337	10,909	9,816	10,000
Average Annual Return, Percent	18.84%		3.55%
Bloomberg MSCI U S Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Aggregate ESG Focus Index
Account Value	$ 9,251	9,251	$ 9,251		8,784		8,370		8,915			8,338	8,960	9,892	9,788	9,939	10,000
Average Annual Return, Percent	10.53%		(1.84%)
Bloomberg U S Aggregate Bond S000069123 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2065 Fund Custom Benchmark
Account Value	$ 15,470	15,470	$ 15,470		13,942		11,708		12,061			10,757	11,911	13,505	12,574	9,616	10,000
Average Annual Return, Percent	32.13%		10.95%
MSCI U S Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Extended ESG Focus Index
Account Value	$ 17,295	17,295	$ 17,295		15,184		12,535		12,412			11,514	12,248	13,934	12,544	9,696	10,000
Average Annual Return, Percent	37.98%		13.93%
LifePath ESG Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2030 Fund Custom Benchmark
Account Value	$ 12,817	12,817	$ 12,817		11,821		10,483		10,928			9,963	10,880	12,161	11,563	9,745	10,000
Average Annual Return, Percent	22.26%		6.09%
Bloomberg U S Aggregate Bond S000069125 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2035 Fund Custom Benchmark
Account Value	$ 13,576	13,576	$ 13,576		12,443		10,871		11,293			10,233	11,221	12,589	11,888	9,703	10,000
Average Annual Return, Percent	24.88%		7.55%
Bloomberg U S Aggregate Bond S000069126 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2040 Fund Custom Benchmark
Account Value	$ 14,306	14,306	$ 14,306		13,034		11,228		11,625			10,471	11,529	12,983	12,186	9,665	10,000
Average Annual Return, Percent	27.42%		8.90%
Bloomberg U S Aggregate Bond S000069127 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
Bloomberg U S Aggregate Bond S000069128 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2045 Fund Custom Benchmark
Account Value	$ 14,948	14,948	$ 14,948		13,544		11,517		11,892			10,655	11,771	13,304	12,426	9,635	10,000
Average Annual Return, Percent	29.79%		10.04%
Bloomberg U S Aggregate Bond S000069129 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2050 Fund Custom Benchmark
Account Value	$ 15,341	15,341	$ 15,341		13,850		11,674		12,033			10,745	11,893	13,474	12,551	9,619	10,000
Average Annual Return, Percent	31.41%		10.73%
Bloomberg U S Aggregate Bond S000069130 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2055 Fund Custom Benchmark
Account Value	$ 15,471	15,471	$ 15,471		13,945		11,710		12,064			10,759	11,914	13,507	12,575	9,616	10,000
Average Annual Return, Percent	32.11%		10.95%
Bloomberg U S Aggregate Bond S000069131 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(1.84%)
LifePath ESG Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2060 Fund Custom Benchmark
Account Value	$ 15,472	$ 15,472	$ 15,472		$ 13,944		$ 11,709		$ 12,063			$ 10,758	$ 11,913	$ 13,506	$ 12,574	$ 9,616	$ 10,000
Average Annual Return, Percent	32.13%		10.95%